UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                    -----------------

                    GMAM Absolute Return Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ----------

                   Date of reporting period: December 31, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             PERCENTAGE
                                          INITIAL                  NUMBER        OF                         FIRST
                                        ACQUISITION                  OF        MEMBERS'     FAIR       REDEMPTION DATE
                                           DATE         COST       SHARES      CAPITAL      VALUE       WITHOUT FEES**   LIQUIDITY**
                                           ----         ----       ------      -------      -----       --------------   -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(98.01%)

CONVERTIBLE ARBITRAGE (3.03%)

Aristeia International Limited, Class A   Mar-03     $70,000,000   132,835      3.03%  $   86,681,466         N/A         Quarterly

DISTRESSED INVESTMENT (14.91%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                    Aug-05      75,000,000     7,270      3.22%      91,977,227       9/30/07 (3)   Quarterly
Cerberus International, Ltd., Class A     Dec-01      45,000,000       151      3.20%      91,516,885         N/A         Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                  Dec-04      71,727,631    57,443      3.06%      87,602,442         N/A         Annually
Greywolf Capital Overseas Fund,
  Class S ***                             Dec-05       3,774,077     3,774      0.13%       3,801,061         N/A(1)        N/A(1)
King Street Capital, L.P.                 Jun-02      59,384,982         *      3.49%      99,760,195         N/A         Quarterly
King Street Capital, L.P.,
  Special Investment ***                  Jan-06       1,297,203         *      0.04%       1,305,413         N/A(1)        N/A(1)
STYX International Fund, Ltd.,
  Series 1                                Apr-02      37,442,600    17,024      1.77%      50,548,818         N/A         Annually
                                                                                       --------------
                                                                                          426,512,041
                                                                                       --------------

EQUITY MARKET NEUTRAL (4.62%)
AQR Global Stock Selection HV
  Offshore Fund Ltd.,
  Class E Series Initial                  Nov-06      50,000,000       500      1.82%      51,949,136      11/30/08       Quarterly
Numeric European Market Neutral
  Offshore Fund I, L.P.                   Aug-03      34,894,296         *      1.58%      45,148,065         N/A          Monthly
Nmeric Japanese Market Neutral
  Offshore Fund III Ltd.,
  Class B Series 1                        Dec-02      25,000,000   250,000      1.22%      35,021,345         N/A          Monthly
                                                                                       --------------
                                                                                          132,118,546
                                                                                       --------------

EVENT DRIVEN (13.14%)
Castlerigg International Limited,
  Class Aa Series 1                       Nov-03      60,000,000   255,073      3.10%      88,586,776         N/A         Quarterly
Castlerigg International Limited,
  Class A Series 12 December 1, 2006      Dec-06         106,254       314      0.00%         107,946         N/A         Quarterly
Centaurus Alpha Fund, Ltd.,
  Voting A US $ Shares                    Dec-05     100,000,000   652,379      4.05%     115,944,846         N/A          Monthly
CNH MA I Ltd., Class C Series Initial     Nov-01      20,054,405       199      0.86%      24,727,364         N/A         Quarterly
Empyrean Capital Overseas Fund Ltd.,
  Class A Series 1                        Aug-04      56,000,393    54,903      2.28%      65,070,925         N/A         Quarterly
Empyrean Capital Overseas Fund Ltd.,
  Class S Series 1***                     Nov-06       1,132,600     1,133      0.04%       1,150,937         N/A(1)       N/A(1)
OZ Asia Overseas Fund, Ltd.,
  Class A Series 26                       May-06      63,351,698    63,257      2.39%      68,350,747        6/30/07       Annually
OZ Asia Overseas Fund, Ltd.,
  Class C ***                             May-06      11,991,406    11,991      0.42%      11,939,588         N/A(1)       N/A(1)
                                                                                       --------------
                                                                                          375,879,129
                                                                                       --------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             PERCENTAGE
                                          INITIAL                  NUMBER        OF                         FIRST
                                        ACQUISITION                  OF        MEMBERS'     FAIR       REDEMPTION DATE
                                           DATE         COST       SHARES      CAPITAL      VALUE       WITHOUT FEES**   LIQUIDITY**
                                           ----         ----       ------      -------      -----       --------------   -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (98.01%) (CONTINUED)

LONG/SHORT EQUITY (40.49%)
Alson Signature Fund Offshore Ltd.,
   Class A Series Oct 01, 2002            Apr-04     $50,000,000    43,089      2.38%  $   68,141,602        N/A          Quarterly
Artis Technology Partners Ltd.,
  Class A Series 1                        Jan-04      46,121,727   367,578      2.31%      65,937,904        N/A           Monthly
Artis Technology Partners Ltd.,
  Class A Series 3                        Sep-06      10,000,000   100,000      0.37%      10,495,985        N/A           Monthly
Artis Technology 2X Ltd.,
  Class A Series 1                        Aug-04      20,000,000   183,310      1.26%      36,152,315     2/28/07 (2)      Monthly
Black Bear Offshore Fund Limited,
  Class A                                 Jan-02      30,000,000   126,047      2.11%      60,377,681        N/A          Quarterly
Bridgewater Pure Alpha Fund I,
  Class B Series 3                        Jun-06      75,000,000    75,000      2.47%      70,601,723        N/A           Monthly
Front Point Offshore
  Healthcare Fund, L.P.                   May-05      75,000,000         *      3.16%      90,308,325        N/A          Quarterly
Ivory Offshore Flagship Fund, L.P.        May-04      95,000,000         *      4.38%     125,386,435        N/A          Quarterly
Kinyan Capital, L.P.                      Aug-05      20,000,000         *      0.78%      22,427,817      9/30/07        Quarterly
Kinyan Capital Offshore Fund, Ltd.
   Class A Series 2                       Aug-05      30,000,000   286,691      1.17%      33,344,194      9/30/07        Quarterly
Lansdowne European Equity Fund Ltd.,
   Class B USD Shares Series 2 (01 Jan)   Jan-06      25,000,000   161,658      1.01%      28,955,305        N/A           Monthly
Lansdowne European Equity Fund Ltd.,
   Class B USD Shares Series 6 (01 Jul)   Jul-06      10,000,000    62,331      0.39%      11,050,811      6/30/07         Monthly
Lansdowne European Equity Fund Ltd.,
   Class B USD Shares Series 14 (01 Dec)  Dec-05      25,000,000   206,199      1.06%      30,397,042        N/A           Monthly
Longbow Capital International Fund,
   Ltd.,
   Class C Series 1                       Jan-06      25,000,000    25,000      0.97%      27,816,549      3/31/07        Quarterly
Longbow Partners, L.P.                    Jan-06      25,000,000         *      0.98%      27,937,789      3/31/07        Quarterly
Renaissance Institutional Equities
   Fund, LLC,
   Series B                               May-06      75,000,000         *      2.92%      83,486,288        N/A           Monthly
Rosehill Japan Fund Ltd., Class A         Apr-02      15,000,000       788      0.64%      18,375,347        N/A          Quarterly
Rosehill Japan Fund Ltd., Class C         Apr-02      25,000,000     1,291      1.05%      30,103,954        N/A          Quarterly
Scout Capital Fund, Ltd.,
  Class A Series 1                        Dec-01      64,945,547   477,802      3.33%      95,328,135        N/A          Quarterly
Stadia Capital Limited, Class AB
  Series 1                                Jan-04      63,835,728   443,200      2.69%      76,990,081        N/A          Quarterly
Tosca Fund Ltd., USD Class A              Apr-02      54,189,699   331,934      3.05%      87,327,856        N/A          Quarterly
Zaxis Offshore Limited, Class A1          Nov-01      45,622,642    34,552      2.01%      57,440,672        N/A           Monthly
                                                                                       --------------
                                                                                        1,158,383,810
                                                                                       --------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             PERCENTAGE
                                          INITIAL                  NUMBER        OF                         FIRST
                                        ACQUISITION                  OF        MEMBERS'     FAIR       REDEMPTION DATE
                                           DATE         COST       SHARES      CAPITAL      VALUE       WITHOUT FEES**   LIQUIDITY**
                                           ----         ----       ------      -------      -----       --------------   -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (98.01%) (CONCLUDED)

MULTI-STRATEGY (12.28%)
Cycladic Catalyst Fund, USD Class BB      Apr-06      30,000,000   300,000      1.03%      29,400,000       4/30/07       Quarterly
Deephaven Market Neutral Fund Ltd.,
  Class A2 Series N-05/2004               May-04      75,000,000    75,156      3.55%     101,431,210         N/A         Quarterly
O'Connor Global Multi-Strategy
  Alpha Limited,
  Class M Series 1                        Oct-01      73,441,004    76,590      3.32%      94,903,831         N/A         Quarterly
Shepherd Investments
  International Limited,
  Class B                                 Jan-02      75,818,868    27,695      3.90%     111,608,568         N/A         Quarterly
Shepherd Investments
  International Limited,
  Class S ***                             Feb-06      16,644,772    16,941      0.48%      13,861,452         N/A (1)        N/A (1)
                                                                                       --------------
                                                                                          351,205,061
                                                                                       --------------

RELATIVE VALUE (9.54%)
AQR Absolute Return Offshore
  Fund Ltd.,
  Class A Series Initial                  Aug-03      40,000,000       298      1.74%      49,860,327         N/A         Quarterly
AQR Absolute Return Offshore
  Fund Ltd.,
  Class A Series 09 2006                  Sep-06      25,000,000       154      0.90%      25,808,794         N/A         Quarterly
Goldman Sachs Global Alpha
  Fund Plc.,
  Class C Series 1                        Mar-06      75,000,000   448,646      2.31%      66,081,861         N/A         Quarterly
Gracie International
  Credit Opportunities
  Fund, Ltd., Class A Series 14           Jan-06      60,000,000    53,650      2.24%      63,955,960       3/31/07       Quarterly
Gracie International
  Credit Opportunities
  Fund, Ltd., Class A Series 15           Jan-06       5,000,000     4,442      0.18%       5,294,952       3/31/07       Quarterly
Regiment Capital, Ltd.,
  Series M Class 1                        Feb-06      58,000,000   580,000      2.17%      62,059,478       6/30/08       Annually
                                                                                       --------------
                                                                                          273,061,372
                                                                                       --------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $2,224,777,532)                        $2,803,841,425

INVESTMENT IN SHORT-TERM SECURITIES (2.08%)

JP Morgan Chase Nassau Time Deposit, 5.15%, January 2, 2007                                59,421,005
                                                                                       --------------

TOTAL INVESTMENTS (COST $2,284,198,537)                                                 2,863,262,430
                                                                                       --------------

OTHER ASSETS IN EXCESS OF LIABILITIES (-0.09%)                                             (2,426,824)
                                                                                       --------------

MEMBERS' CAPITAL (100.00%)                                                             $2,860,835,606
                                                                                       ==============


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL          PERCENT OF
                                                                  MEMBERS'
STRATEGY ALLOCATION                                                CAPITAL
-----------------------------------------------------------------------------
Convertible Arbitrage                                               3.03%
Distressed Investment                                              14.91%
Equity Market Neutral                                               4.62%
Event Driven                                                       13.14%
Long/Short Equity                                                  40.49%
Multi-Strategy                                                     12.28%
Relative Value                                                      9.54%
                                                               --------------
Total Investments in Investment Funds                              98.01%
                                                               ==============

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2006 was $2,224,777,532 and $2,803,841,425, respectively.
*   Securities are Investment Funds that do not issue shares.
** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements.
    As of December 31, 2006, approximately 15% of the investments in Investment Funds by Fund I are restricted from early redemptions and 4% are potentially subject to early redemption fees.
    Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds.
    Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds.
    Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of December 31, 2006, approximately 37% of the investments in Investment Funds by Fund I are potentially subject to gates.
    Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of December 31, 2006, approximately 1% of the investments in Investment Funds by Fund I are potentially subject to side pockets.
*** Multiple side pocket investments aggregated under the same Investment Fund.
(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.
(2) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000 is not subject to an early redemption fee. The subsequent subscriptions in the amounts of $5,000,000 and $5,000,000 may be redeemed without early redemption fees based on the valuation dates of February 28, 2007, and July 31, 2007, respectively.
(3) The initial subscription into Avenue Europe International, Ltd. Class F, Series 0306 in the amount of $37,500,000 and the subsequent subscription in the amount of $20,000,000 may be redeemed based on the valuation date of September 30, 2007. An additional subscription in the amount of $17,500,000 may be redeemed based on the valuation date of December 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief Executive
                           Officer
                           (principal executive officer)

Date   February 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief Executive
                           Officer
                           (principal executive officer)

Date   February 26, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date   February 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.